Earnings / (loss) per share, textual (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012
Earnings Per Share [Abstract]
Incremental shares		0
Dividends on series B preferred stock	$ 5,080